Associated Liabilities Collateralized by Pledged Assets (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 450	¥ 825
Call money and funds purchased	1,596	1,878
Payables under repurchase agreements	5,393	4,599
Payables under securities lending transactions	7,635	4,750
Other short-term borrowings	9,825	9,301
Long-term debt	3,129	4,989
Total	¥ 28,028	¥ 26,342